UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-2454

Oppenheimer Money Market Fund

(Exact name of registrant as specified in charter)

6803 South Tucson Way, Centennial, Colorado 80112-3924

(Address of principal executive offices) (Zip code)

Arthur S. Gabinet

OFI Global Asset Management, Inc.

Two World Financial Center, New York, New York 10281-1008

(Name and address of agent for service)

Registrant’s telephone number, including area code: (303) 768-3200

Date of fiscal year end: July 31

Date of reporting period: 4/30/2014

Item 1. Schedule of Investments.

STATEMENT OF INVESTMENTS    April 30, 2014 / Unaudited

	Maturity Date*	Final Legal Maturity Date**	Principal Amount	Value
Certificates of Deposit—45.2%
Yankee Certificates of Deposit—45.2%
Bank of Nova Scotia, Houston TX:
0.245%[1]	5/20/14	2/20/15	$35,700,000	$35,700,000
0.25%	1/5/15	1/5/15	22,000,000	22,000,000
Bank of Tokyo-Mitsubishi UFJ NY, 0.15%[2]	5/14/14	5/14/14	14,600,000	14,600,000
BNP Paribas, New York:
0.34%	8/14/14	8/14/14	11,000,000	11,000,000
0.34%	8/7/14	8/7/14	20,000,000	20,000,000
0.45%	9/19/14	9/19/14	23,000,000	23,000,000
Canadian Imperial Bank of Commerce NY, 0.05%	5/1/14	5/1/14	28,700,000	28,700,000
Credit Suisse, New York Branch:
0.21%	7/29/14	7/29/14	29,000,000	29,000,000
0.21%	7/24/14	7/24/14	40,000,000	40,000,000
DnB Bank ASA NY, 0.19%	6/25/14	6/25/14	35,900,000	35,900,000
Nordea Bank Finland plc, New York:
0.22%	10/23/14	10/23/14	20,000,000	19,999,515
0.22%	7/1/14	7/1/14	6,900,000	6,900,000
0.22%	6/24/14	6/24/14	20,000,000	20,000,000
Rabobank Nederland NV, New York:
0.253%[1]	5/7/14	3/9/15	17,000,000	17,000,000
0.255%[1]	7/31/14	10/31/14	27,000,000	27,000,000
0.27%[1]	7/7/14	10/7/14	17,000,000	17,000,000
0.276%[1]	6/3/14	9/3/14	25,000,000	25,000,000
Royal Bank of Canada, New York:
0.232%[1]	5/19/14	2/18/15	24,000,000	24,000,000
0.262%[1]	5/27/14	6/24/14	21,000,000	21,000,000
Skandinaviska Enskilda Bank, New York:
0.20%	9/10/14	9/10/14	48,500,000	48,500,000
0.20%	9/11/14	9/11/14	13,600,000	13,600,000
0.20%	8/29/14	8/29/14	7,000,000	7,000,000
0.20%	9/4/14	9/4/14	18,000,000	18,000,000
Societe Generale, New York, 0.05%	5/2/14	5/2/14	64,100,000	64,100,000
Sumitomo Mutsui Bank NY:
0.10%	5/1/14	5/1/14	29,800,000	29,800,000
0.16%	5/6/14	5/6/14	13,500,000	13,500,000
0.16%	5/14/14	5/14/14	25,700,000	25,700,000
Svenska Handelsbanken, New York:
0.20%	6/2/14	6/2/14	2,000,000	2,000,000
0.22%	6/25/14	6/25/14	20,000,000	20,000,000
0.22%	6/27/14	6/27/14	45,000,000	45,000,000
Toronto Dominion Bank, New York:
0.07%	5/1/14	5/1/14	31,600,000	31,600,000
0.201%[1]	5/19/14	6/17/14	35,000,000	35,000,000
0.24%	9/4/14	9/4/14	30,000,000	30,004,181
Wells Fargo Bank NA:
0.223%[1]	5/6/14	2/5/15	15,000,000	15,000,000
0.223%[1]	5/6/14	12/5/14	32,000,000	32,000,000
0.223%[1]	5/6/14	9/5/14	19,000,000	19,000,000

Total Certificates of Deposit (Cost $887,603,696)				887,603,696

1        OPPENHEIMER MONEY MARKET FUND

STATEMENT OF INVESTMENTS    Unaudited / Continued

	Maturity Date*	Final Legal Maturity Date**	Principal Amount	Value
Direct Bank Obligations—13.7%
Bank of Nova Scotia, New York:
0.205%	9/22/14	9/22/14	$3,300,000	$3,297,294
0.205%	8/4/14	8/4/14	3,330,000	3,328,199
0.235%	6/18/14	6/18/14	13,000,000	12,995,927
0.245%	8/29/14	8/29/14	5,900,000	5,895,182
0.266%	9/19/14	9/19/14	13,200,000	13,186,299
Bank of Tokyo-Mitsubishi UFJ NY, 0.10%[2]	5/7/14	5/7/14	35,000,000	34,999,417
DnB Bank ASA, 0.195%[3]	7/1/14	7/1/14	48,500,000	48,483,975
HSBC USA, Inc.:
0.219%	5/27/14	5/27/14	16,000,000	15,997,472
0.22%	6/13/14	6/13/14	20,600,000	20,594,587
0.23%	8/8/14	8/8/14	9,800,000	9,793,802
0.23%	8/4/14	8/4/14	20,000,000	19,987,861
0.235%	10/23/14	10/23/14	4,900,000	4,894,402
0.24%	8/26/14	8/26/14	3,400,000	3,397,348
Rabobank USA Financial Corp., 0.23%	5/8/14	5/8/14	10,500,000	10,499,530
Skandinaviska Enskilda BankenAB:
0.18%[3]	7/11/14	7/11/14	3,300,000	3,298,829
0.18%[3]	7/14/14	7/14/14	6,100,000	6,097,743
Svenska Handelsbanken, Inc., 0.20%[3]	5/14/14	5/14/14	1,200,000	1,199,913
Swedbank AB:
0.195%	6/17/14	6/17/14	20,700,000	20,694,730
0.195%	6/5/14	6/5/14	2,500,000	2,499,526
0.20%	6/11/14	6/11/14	21,800,000	21,795,035
0.20%	6/19/14	6/19/14	5,700,000	5,698,448

Total Direct Bank Obligations (Cost $268,635,519)				268,635,519

Short-Term Notes/Commercial Paper—39.6%
Chemicals—4.8%
BASF SE, 0.07%[3]	5/1/14	5/1/14	94,800,000	94,800,000
Leasing & Factoring—4.5%
American Honda Finance Corp.:
0.234%[1]	6/12/14	12/5/14	7,000,000	7,000,000
0.246%[1,2]	7/17/14	7/17/14	38,600,000	38,600,000
Toyota Motor Credit Corp.:
0.192%[1]	5/6/14	8/28/14	23,000,000	23,000,000
0.227%[1]	7/14/14	1/14/15	20,000,000	20,000,000

				88,600,000
Municipal—4.8%
Alamo Heights, TX Higher Education Facilities Corp., University of Incarnate Word, Series 1999-A, 0.16%[1]	5/7/14	5/7/14	7,505,000	7,505,000
Athens-Clarke Cnty., GA Unified Government Development Authority, University of Georgia Athletic Association Project, Series 2005, 0.12%[1]	5/7/14	5/7/14	9,325,000	9,325,000
B&D Association LLP/Eye Association of Boca Raton Bonds, B&D Assn. Project, Series 2005, 0.20%[1]	5/7/14	5/7/14	2,160,000	2,160,000
Catawba Cnty., NC Bonds, Catawba Valley Medical Center Project, Series 2009, 0.18%[1]	5/7/14	5/7/14	5,400,000	5,400,000

2        OPPENHEIMER MONEY MARKET FUND

STATEMENT OF INVESTMENTS    Unaudited / Continued

	Maturity Date*	Final Legal Maturity Date**	Principal Amount	Value
Municipal (Continued)
Franklin, WI Solid Waste Disposal Revenue Bonds, Waste Management of Wisconsin Project, Series 07A, 0.14%[1]	5/7/14	5/7/14	$20,000,000	$20,000,000
Las Cruces, NM Industrial Revenue Bonds, F&A Dairy Products, Inc. Project, Series 2008, 0.15%[1]	5/7/14	5/7/14	3,600,000	3,600,000
Mansfield, TX Industrial Development Corp. Adjustable Conversion-rate Equity Security, Pier 1 Imports, Inc. Texas Project, Series 1986, 0.13%[1]	5/7/14	5/7/14	9,400,000	9,400,000
Miami-Dade Cnty, FL Industrial Development Authority Revenue Bonds, AAR Aircraft Services, Inc., Series 1998, 0.15%[1]	5/7/14	5/7/14	12,500,000	12,500,000
Olathe, KS Facilities Revenue Bonds, Cedar Lake Village, Inc. Project, Series 2004, 0.18%[1]	5/7/14	5/7/14	7,370,000	7,370,000
PA Economic Development Finance Authority 2006, PMF Industries, Inc. Project, Series A2, 0.18%[1]	5/7/14	5/7/14	1,510,000	1,510,000
Pinellas Cnty., FL Development Authority Revenue Bonds, PACT, Inc. Project, Series 2003, 0.23%[1]	5/7/14	5/7/14	4,950,000	4,950,000
Porterfield Family Partners LP Bonds, Series 2004, 0.20%[1]	5/7/14	5/7/14	2,300,000	2,300,000
SC Educational Facilities Authority for Private Institutions Higher Education, Columbia College, Series 2001, 0.15%[1]	5/7/14	5/7/14	5,600,000	5,600,000
Sterling, IL Revenue Bonds, Rock River Redevelopment Project, Series 03, 0.20%[1]	5/7/14	5/7/14	3,135,000	3,135,000

				94,755,000
Pharmaceuticals—1.0%
Novartis Finance Corp., 0.06%[3]	5/5/14	5/5/14	18,900,000	18,899,874
Receivables Finance—14.0%
Barton Capital Co., 0.08%[3]	5/6/14	5/6/14	10,043,000	10,042,888
Fairway Finance Co. LLC, 0.05%[3]	5/1/14	5/1/14	10,000,000	10,000,000
Gemini Securitization Corp., 0.10%[3]	5/1/14	5/1/14	38,000,000	38,000,000
Gotham Funding Corp.:
0.07%[3]	5/1/14	5/1/14	36,200,000	36,200,000
0.15%[3]	5/9/14	5/9/14	1,400,000	1,399,953
Jupiter Securitization Co. LLC:
0.23%[3]	6/17/14	6/17/14	4,300,000	4,298,709
0.23%[3]	6/9/14	6/9/14	15,000,000	14,996,263
Manhattan Asset Funding Co.:
0.15%[3]	5/15/14	5/15/14	1,600,000	1,599,907
0.15%[3]	5/12/14	5/12/14	1,625,000	1,624,925
Old Line Funding Corp.:
0.19%[3]	6/23/14	6/23/14	2,843,000	2,842,205
0.22%[3]	10/9/14	10/9/14	7,600,000	7,592,522
0.22%[3]	10/6/14	10/6/14	20,000,000	19,980,689
0.23%[3]	6/12/14	6/12/14	30,786,000	30,777,739
Thunder Bay Funding LLC:
0.21%[3]	6/20/14	6/20/14	28,000,000	27,991,833
0.22%[3]	10/10/14	10/10/14	6,000,000	5,994,060
0.23%[3]	5/23/14	5/23/14	30,000,000	29,995,783
0.23%[3]	6/4/14	6/4/14	15,000,000	14,996,742

3        OPPENHEIMER MONEY MARKET FUND

STATEMENT OF INVESTMENTS    Unaudited / Continued

	Maturity Date*	Final Legal Maturity Date**	Principal Amount	Value
Receivables Finance (Continued)
Thunder Bay Funding LLC: (Continued)
0.24%[3]	9/8/14	9/8/14	$16,990,000	$16,975,275

				275,309,493
Special Purpose Financial—10.5%
Anglesea Funding LLC, 0.12%[2]	5/1/14	5/1/14	30,000,000	30,000,000
Collateralized Commercial Paper II Co. LLC:
0.24%	6/27/14	6/27/14	20,000,000	19,992,400
0.401%	10/24/14	10/24/14	10,000,000	9,980,444
Concord Minutemen Cap. Corp. LLC:
0.211%	5/15/14	5/15/14	41,800,000	41,796,573
0.22%	5/9/14	5/9/14	1,000,000	999,951
0.22%	5/28/14	5/28/14	4,000,000	3,999,340
Crown Point Capital Co.:
0.10%	5/6/14	5/6/14	17,000,000	16,999,764
0.114%	5/2/14	5/2/14	9,712,000	9,711,969
0.20%	6/3/14	6/3/14	5,200,000	5,199,047
0.20%	5/22/14	5/22/14	2,000,000	1,999,767
0.20%	5/23/14	5/23/14	5,500,000	5,499,328
0.20%	6/5/14	6/5/14	6,500,000	6,498,736
0.20%	6/4/14	6/4/14	6,500,000	6,498,772
0.22%	5/1/14	5/1/14	5,500,000	5,500,000
Govco LLC, 0.18%[3]	7/17/14	7/17/14	16,100,000	16,093,802
Ridgefield Funding Co. LLC, 0.241%[1]	5/3/14	6/3/14	25,000,000	25,000,000

				205,769,893

Total Short-Term Notes/Commercial Paper (Cost $778,134,260)				778,134,260

Total Investments, at Value (Cost $1,934,373,475)			98.5%	1,934,373,475
Assets in Excess of Other Liabilities			1.5	29,571,891

Net Assets			100.0%	$1,963,945,366

Footnotes to Statement of Investments

Short-term notes and direct bank obligations are generally traded on a discount basis; the interest rate shown is the discount rate received by the Fund at the time of purchase. Other securities normally bear interest at the rates shown.

*	The Maturity Date represents the date used to calculate the Fund’s weighted average maturity as determined under Rule 2a-7.
**	If different from the Maturity Date, the Final Legal Maturity Date includes any maturity date extensions which may be affected at the option of the issuer or unconditional payments of principal by the issuer which may be affected at the option of the Fund, and represents the date used to calculate the Fund’s weighted average life as determined under Rule 2a-7.
1.	Represents the current interest rate for a variable or increasing rate security.
2.	Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $118,199,417 or 6.02% of the Fund’s net assets as of April 30, 2014.
3.	Security issued in an exempt transaction without registration under the Securities Act of 1933. Such securities amount to $464,183,629 or 23.64% of the Fund’s net assets, and have been determined to be liquid pursuant to guidelines adopted by the Board of Trustees.

4        OPPENHEIMER MONEY MARKET FUND

NOTES TO STATEMENT OF INVESTMENTS    Unaudited

Oppenheimer Money Market Fund (the “Fund”) is registered under the Investment Company Act of 1940, as amended, as a diversified open-end management investment company. The Fund’s investment objective is to seek income consistent with stability of principal. The Fund’s investment adviser is OFI Global Asset Management, Inc. (“OFI Global” or the “Manager”), a wholly-owned subsidiary of OppenheimerFunds, Inc. (“OFI” or the “Sub-Adviser”). The Manager has entered into a sub-advisory agreement with OFI.

Securities Valuation

The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the “Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.

The Fund’s Board has adopted procedures for the valuation of the Fund’s securities and has delegated the day-to-day responsibility for valuation determinations under those procedures to the Manager. The Manager has established a Valuation Committee which is responsible for determining a “fair valuation” for any security for which market quotations are not “readily available.” The Valuation Committee’s fair valuation determinations are subject to review, approval and ratification by the Fund’s Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.

Valuation Methods and Inputs

Securities are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined under procedures approved by the Fund’s Board of Trustees.

If a market value or price cannot be determined for a security using the methodologies described above, or if, in the “good faith” opinion of the Manager, the market value or price obtained does not constitute a “readily available market quotation,” or a significant event has occurred that would materially affect the value of the security the security is fair valued either (i) by a standardized fair valuation methodology applicable to the security type or the significant event as previously approved by the Valuation Committee and the Fund’s Board or (ii) as determined in good faith by the Manager’s Valuation Committee. The Valuation Committee considers all relevant facts that are reasonably available, through either public information or information available to the Manager, when determining the fair value of a security. Fair value determinations by the Manager are subject to review, approval and ratification by the Fund’s Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined. Those fair valuation standardized methodologies include, but are not limited to, valuing securities at the last sale price or initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be further adjusted for any discounts related to security-specific resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of

5        OPPENHEIMER MONEY MARKET FUND

NOTES TO STATEMENT OF INVESTMENTS    Unaudited / Continued

Securities Valuation (Continued)

the risks associated with investing in those securities nor can it be assured that the Fund can obtain the fair value assigned to a security if it were to sell the security.

To assess the continuing appropriateness of security valuations, the Manager, or its third party service provider who is subject to oversight by the Manager, regularly compares prior day prices, prices on comparable securities, and sale prices to the current day prices and challenges those prices exceeding certain tolerance levels with the third party pricing service or broker source. For those securities valued by fair valuations, whether through a standardized fair valuation methodology or a fair valuation determination, the Valuation Committee reviews and affirms the reasonableness of the valuations based on such methodologies and fair valuation determinations on a regular basis after considering all relevant information that is reasonably available.

Classifications

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Various data inputs are used in determining the value of each of the Fund’s investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

3) Level 3-significant unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset or liability).

The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

The table below categorizes amounts as of April 30, 2014 based on valuation input level:

	Level 1— Unadjusted Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Value
Investments, at Value:
Assets Table
Certificates of Deposit	$—	$887,603,696	$—	$887,603,696
Direct Bank Obligations	—	268,635,519	—	268,635,519
Short-Term Notes/Commercial Paper	—	778,134,260	—	778,134,260

Total Assets	$—	$1,934,373,475	$—	$1,934,373,475

6        OPPENHEIMER MONEY MARKET FUND

Item 2. Controls and Procedures.

(a)	Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 4/30/2014, the registrant’s principal executive officer and principal financial officer found the registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b)	There have been no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Exhibits attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Money Market Fund

By:	/s/ William F. Glavin, Jr.
William F. Glavin, Jr.
Principal Executive Officer

Date:	6/9/2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ William F. Glavin, Jr.
William F. Glavin, Jr.
Principal Executive Officer

Date:	6/9/2014

By:	/s/ Brian W. Wixted
Brian W. Wixted
Principal Financial Officer

Date:	6/9/2014